CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Toro Corp. [Member] Common Stock [Member]	Toro Corp. [Member] Due from Stockholder [Member]	Toro Corp. [Member] Deficit [Member]	Toro Corp. [Member]
Balance at Jan. 12, 2021	$ 0
Increase (Decrease) in Parent Investment [Roll Forward]
Net loss	(1,430,391)
Balance at Dec. 31, 2021	104,031,170
Increase (Decrease) in Parent Investment [Roll Forward]
Net loss	49,926,415
Balance at Dec. 31, 2022	140,496,912	$ 1	$ (1)	$ (32)	$ (32)
Balance (in shares) at Dec. 31, 2022		1,000
Balance at Jul. 28, 2022		$ 0	0	0	0
Balance (in shares) at Jul. 28, 2022		0
Increase (Decrease) in Parent Investment [Roll Forward]
Issuance of common shares		$ 1	(1)	0	0
Issuance of common shares (in shares)		1,000
Net loss		$ 0	0	(32)	(32)
Balance at Dec. 31, 2022	$ 140,496,912	$ 1	$ (1)	$ (32)	$ (32)
Balance (in shares) at Dec. 31, 2022		1,000